LEASE OBLIGATIONS (Schedule of Lease Obligations) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Operating leases	$ 71,473	$ 31,193
Less: future finance charges	(14,072)	(9,847)
Present value of lease obligations	57,401	21,346
Less: Current portion	(14,941)	(9,416)
Non-current portion	42,460	11,930
Not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Operating leases	20,339	11,343
Later than one year and not later than five years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Operating leases	44,677	14,044
Later than five years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Operating leases	$ 6,457	$ 5,806